Long-Term Debt (Details) (USD $)																1 Months Ended			12 Months Ended					12 Months Ended			1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 7 % Senior Notes due 2013	Dec. 31, 2011 7 % Senior Notes due 2013	Dec. 31, 2010 7 % Senior Notes due 2013	Jun. 30, 2012 6 5/8% Senior Notes due 2014	Dec. 31, 2011 6 5/8% Senior Notes due 2014	Dec. 31, 2010 6 5/8% Senior Notes due 2014	Jun. 30, 2012 7 3/4% Senior Notes due 2015	Dec. 31, 2011 7 3/4% Senior Notes due 2015	Dec. 31, 2010 7 3/4% Senior Notes due 2015	Jun. 30, 2012 7 1/8% Senior Notes due 2016	Dec. 31, 2011 7 1/8% Senior Notes due 2016	Dec. 31, 2010 7 1/8% Senior Notes due 2016	May 31, 2012 4 5/8% senior notes due 2017	Jun. 30, 2012 4 5/8% senior notes due 2017	May 16, 2012 4 5/8% senior notes due 2017	Dec. 31, 2011 7 7/8% Senior Notes due 2019	Jun. 30, 2012 7 7/8% Senior Notes due 2019	Dec. 31, 2010 7 7/8% Senior Notes due 2019	Oct. 05, 2009 7 7/8% Senior Notes due 2019	Aug. 17, 2009 7 7/8% Senior Notes due 2019	Dec. 31, 2011 6 3/4% Senior Notes due 2021	Jun. 30, 2012 6 3/4% Senior Notes due 2021	May 05, 2011 6 3/4% Senior Notes due 2021	Jul. 31, 2012 5 7/8% Senior Notes due 2022	May 31, 2012 5 7/8% Senior Notes due 2022	Jul. 26, 2012 5 7/8% Senior Notes due 2022	Jun. 30, 2012 5 7/8% Senior Notes due 2022	May 16, 2012 5 7/8% Senior Notes due 2022	Jun. 30, 2012 Mortgages and other notes payable	Dec. 31, 2011 Mortgages and other notes payable	Dec. 31, 2010 Mortgages and other notes payable
Debt Instrument
Aggregate principal amount																		$ 900,000,000				$ 400,000,000	$ 1,000,000,000			$ 2,000,000,000					$ 1,000,000,000
Term of debt instrument																5 years			10 years					10 years			10 years	10 years
Debt instrument issuance as a percentage of face amount																		100.00%				101.75%	97.467%			99.093%			100.75%		100.00%
Percentage of principal amount at which the entity may redeem some or all of the notes at any time					100.00%			100.00%			100.00%			100.00%			100.00%		100.00%					100.00%						100.00%
Maximum percentage of the aggregate principal amount of notes with net proceeds of certain equity offerings or capital contributions																	35.00%													35.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control					101.00%			101.00%			101.00%			101.00%			101.00%		101.00%					101.00%						101.00%
Additional borrowings																											1,000,000,000
Carrying Value	9,118,800,000	7,221,871,000	6,227,965,000	500,000,000	500,000,000	500,000,000	1,000,000,000	1,000,000,000	1,000,000,000	750,000,000	750,000,000	750,000,000	1,500,000,000	1,500,000,000	1,500,000,000		900,000,000		1,400,000,000	1,400,000,000	1,400,000,000			2,000,000,000	2,000,000,000					1,000,000,000		68,800,000	71,871,000	77,965,000
Fair Value	9,807,305,000	7,807,121,000	6,486,130,000	527,500,000	535,000,000	532,815,000	1,075,330,000	1,060,000,000	1,032,500,000	834,375,000	817,500,000	798,750,000	1,653,750,000	1,593,750,000	1,548,600,000		884,250,000		1,589,000,000	1,606,500,000	1,463,000,000			2,140,000,000	2,151,800,000					1,005,000,000		68,800,000	71,871,000	77,965,000
Capital lease obligations	256,010,000	270,893,000	286,971,000
Long-term debt and capital lease obligations (including current portion)	$ 9,374,810,000	$ 7,492,764,000	$ 6,514,936,000
Interest rate (as a percent)		6.375%		7.00%	7.00%		6.625%	6.625%		7.75%	7.75%		7.125%	7.125%			4.625%		7.875%	7.875%				6.75%	6.75%					5.875%